Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The Company's financial instruments bearing interest at variable rates are as follows:

As at	March 31,
	2025	2024
	$	$
Credit Facility (note 11)	77,729	81,073
Secured loans (note 11)	—	8,537
Other debt from XRM Acquisition (note 11)	379	—
	78,108	89,610

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities
The following table summarizes the carrying amounts and the contractual maturities of both the interest and principal portions of significant financial liabilities.

As at	March 31, 2025
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	42,327	42,327	42,327	—	—	—
Contingent consideration	5,359	6,353	—	6,353	—	—
Credit Facility	77,729	88,060	5,217	5,114	77,729	—
Subordinated unsecured loans	20,000	22,221	1,438	20,783	—	—
Balances of purchase price payable	12,149	13,104	7,929	3,450	1,725	—
Other liabilities (included in long-term debt)	379	389	360	29	—	—
Lease liabilities	8,995	10,149	3,928	1,911	4,186	124
	166,938	182,603	61,199	37,640	83,640	124

As at	March 31, 2024
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	41,751	41,751	41,751	—	—	—
Contingent consideration	4,082	4,358	—	4,358	—	—
Credit Facility	81,073	93,444	6,065	6,306	81,073	—
Secured loans	8,537	8,580	8,580	—	—	—
Subordinated unsecured loans	20,000	23,871	1,310	1,608	20,953	—
Balance of purchase price payable	8,172	8,436	4,218	4,218	—	—
Lease liabilities	11,520	12,615	4,559	2,750	3,981	1,325
	175,135	193,055	66,483	19,240	106,007	1,325

Disclosure of Credit Risk
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2025	2024
	$	$
Current	74,097	65,907
0-30 days	17,855	26,726
31-60 days	804	979
61-90 days	320	2,191
Over 90 days	2,017	2,543
	95,093	98,346

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Company’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2025	2024
	$	$
Cash	1,613	16
Accounts receivable and other receivables	72	901
Accounts payable and accrued liabilities	(712)	(1,865)
Contingent consideration	—	(4,082)
Intercompany receivable net of Credit Facility	14,827	6,252
Balance of purchase price payable	(943)	(1,721)
Net statement of financial position exposure	14,857	(499)

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Company’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollars			Strengthening	Weakening
As at March 31, 2025
USD	11%	Movement	1,650	(1,650)
As at March 31, 2024
USD	5%	Movement	(18)	18